EATON VANCE PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND
Supplement to Summary Prospectus dated November 1, 2012

The following amendments to the Summary Prospectus are effective on March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric Tax-Managed Emerging Markets Fund; and

•

Class I shares of the Fund are renamed Institutional Class.

2.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $50,000 (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6633-2/13 TMEMSPS

EATON VANCE PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND
Supplement to Prospectus dated November 1, 2012

The following amendments to the Prospectus are effective on March 1, 2013:

a.

The Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric Tax-Managed Emerging Markets Fund; and

•

Class I shares of the Fund are renamed Institutional Class.

b.  The following replaces the paragraph under “Purchase and Sale of Fund Shares” in “Fund Summary”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $50,000 (waived in certain circumstances). There is no minimum for subsequent investments.

c.  The following replaces the first paragraph under “Exchange Privilege” in “Shareholder Account Features”:

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance Fund.  For purposes of exchanges among Eaton Vance Funds, Investor Class and Institutional Class shares are deemed to be the same as Class A and Class I shares, respectively, of other Eaton Vance Funds.  Exchanges are generally made at net asset value, provided that exchanges of Investor Class shares for Class A shares of another Eaton Vance Fund are made at the public offering price for Class A shares (which generally includes the sales charge applicable to Class A shares) unless your Investor Class shares were acquired as the result of an exchange from Class A of another Eaton Vance Fund.  In such case, the exchange generally will be made at net asset value.  Any class of shares of the Fund may be exchanged for any other class of shares of that Fund, provided that the shares being exchanged are no longer subject to a contingent deferred sales charge and the conditions for investing in the other class of shares described in the prospectus are satisfied.

February 14, 2013	6632-2/13 TMEMPS

EATON VANCE PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND
Supplement to Statement of Additional Information dated November 1, 2012

The following amendments to the Statement of Additional Information are effective on March 1, 2013:

•

The name of the Fund is changed to Parametric Tax-Managed Emerging Markets Fund; and

•

Class I shares of the Fund are renamed Institutional Class.

February 14, 2013